CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock LifeSci Acquisition II Corp	Common Stock	Additional Paid-in Capital LifeSci Acquisition II Corp	Additional Paid-in Capital	Accumulated Deficit LifeSci Acquisition II Corp	Accumulated Deficit	LifeSci Acquisition II Corp	Total
Balance at the beginning at Dec. 31, 2018		$ 827		$ 941,902		$ (57,492,746)		$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018		8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(18,468,776)		(18,468,776)
Balance at the end at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the end (in shares) at Dec. 31, 2019		8,396,425
Balance at the beginning at Dec. 17, 2019	$ 0		$ 0		$ 0		$ 0
Balance at the beginning (in shares) at Dec. 17, 2019	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,000)		(1,000)	(1,000)
Balance at the end at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	(106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(5,749,171)		(5,749,171)
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(19,349,948)
Balance at the end at Sep. 30, 2020	$ 216		24,784		(1,080)		23,920
Balance at the end (in shares) at Sep. 30, 2020	2,156,250
Balance at the beginning at Dec. 31, 2019		$ 839		1,374,319		(75,961,522)		(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019		8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(31,674,084)		(31,674,084)
Balance at the end at Dec. 31, 2020								(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(5,916,947)		(5,916,947)
Balance at the end at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	(106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(80)	(7,683,830)	(80)	(7,683,830)
Balance at the end at Sep. 30, 2020	$ 216		24,784		(1,080)		23,920
Balance at the end (in shares) at Sep. 30, 2020	2,156,250
Balance at the beginning at Jun. 30, 2020	$ 216	$ 856	24,784	1,611,049	(1,000)	(106,135,338)	24,000	(106,135,338)
Balance at the beginning (in shares) at Jun. 30, 2020	2,156,250	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 3,146,454 Private Placement Warrants			2,831,809				2,831,809
Net loss					(561,449)		(561,449)
Balance at the end at Jun. 30, 2021	$ 201	$ 1,028	998,110	3,663,679	(562,449)	(118,623,183)	435,862	(122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	2,002,260	4,488,416
Balance at the beginning at Dec. 31, 2020								(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(6,825,527)		(6,825,527)
Balance at the end at Mar. 31, 2021		$ 907		2,168,412		(112,403,451)		(114,572,770)
Balance at the end (in shares) at Mar. 31, 2021		3,271,804
Balance at the beginning at Dec. 31, 2020								(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(29,232,518)
Balance at the end at Sep. 30, 2021	$ 201	$ 1,039	998,110	4,769,114	(1,392,079)	(132,209,608)	(393,768)	(106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	2,002,260	4,595,168
Balance at the beginning at Mar. 31, 2021		$ 907		2,168,412		(112,403,451)		(114,572,770)
Balance at the beginning (in shares) at Mar. 31, 2021		3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(7,715,120)		(7,715,120)
Balance at the end at Jun. 30, 2021	$ 201	$ 1,028	998,110	3,663,679	(562,449)	(118,623,183)	435,862	(122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	2,002,260	4,488,416
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(829,630)	(14,691,871)	(829,630)	(14,691,871)
Balance at the end at Sep. 30, 2021	$ 201	$ 1,039	$ 998,110	$ 4,769,114	$ (1,392,079)	$ (132,209,608)	$ (393,768)	$ (106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	2,002,260	4,595,168